ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
4.  ACCOUNTS RECEIVABLE

In July 2010, the Company entered into a $1.0 million accounts receivable factoring facility with a purchaser to sell its qualified accounts receivable in exchange for advance of funds equivalent to 80% of the value of receivables.  The facility may be terminated by either party at any time and there are no obligations to sell or purchase any quantities of the Company’s accounts receivable by any party.  While the facility calls for the sale, assignment, transfer and conveyance of all rights, title and interests in the selected accounts receivable, the purchaser may put and charge-back any receivable not paid to the purchaser within 60 days of purchase or for which there is a dispute.  As collateral for the repayment of advances for receivables sold, the purchaser has a priority security interest in substantially all present and future assets and rights of the Company including accounts receivable, inventory, property, equipment and intangible assets.  The purchaser has required that the Company notify all customers that all payments must be made to a lock-box controlled by the purchaser.  The purchaser provides a rebate ranging from 14.60% to 19.10% of the value of the gross receivables sold based upon the timing of collection of the receivable.  The purchaser is also entitled to charge various fees, expenses and interest.

For the nine months ended September 30, 2011, the Company had sold $50,492 of its accounts receivable and received advances of $40,393.  For the nine months ended September 30, 2011, the Company had received rebates of $22,451 for prompt payment of receivables sold and had been charged fees, expenses and interest aggregating $2,998 by the purchaser.  As of September 30, 2011 and December 31, 2010, $0 and $45,939, respectively, of accounts receivable had not been paid and were subject to charge-back by the purchaser.

A summary of accounts receivable as of September 30, 2011 and December 31, 2010, is as follows:

	September 30,	December 31,
	2011	2010

Accounts receivable, gross	$163,024	$128,715
Accounts sold with recourse	-	(45,939)
Accounts not sold	163,024	82,776
Allowance for doubtful accounts	(5,000)	(1,276)
	$158,024	$81,500

The provision for bad debts was $3,724 for the nine months ended September 30, 2011.  During the nine months ended September 30, 2010, the Company adjusted its allowance for doubtful accounts by $26,724 as such reserves were no longer deemed necessary.

4.  ACCOUNTS RECEIVABLE

In July 2010, the Company entered into a $1.0 million accounts receivable factoring facility with a purchaser to sell its qualified accounts receivable in exchange for advance of funds equivalent to 80% of the value of receivables.  The facility may be terminated by either party at any time, and there are no obligations to sell or purchase any quantities of the Company’s accounts receivable by any party.  While the facility calls for the sale, assignment, transfer and conveyance of all rights, title and interests in the selected accounts receivable, the purchaser may put and charge-back any receivable not paid to the purchaser within 60 days of purchase or for which there is a dispute.  As collateral for the repayment of advances for receivables sold, the purchaser has a priority security interest in substantially all present and future assets and rights of the Company including accounts receivable, inventory, property, equipment and intangible assets.  The purchaser has required that the Company notify all customers that all payments must be made to a lock-box controlled by the purchaser.  The purchaser provides a rebate ranging from 14.60% to 19.10% of the value of the gross receivables sold based upon the timing of collection of the receivable.  The purchaser is also entitled to charge various fees, expenses and interest.

For the period ended December 31, 2010, the Company had sold $71,200 of its accounts receivable and received advances of $56,960.  For the period ended December 31, 2010, the Company had received rebates of $2,480 for prompt payment of receivables sold and been charged fees, expenses and interest aggregating $669 by the purchaser. As of December 31, 2010, $45,939 of accounts receivables had not been paid and was subject to charge-back by the purchaser.  A summary of accounts receivable as of December 31, 2010 and 2009 is as follows:

	2010	2009

Accounts receivable, gross	$128,715	$90,187
Accounts sold with recourse	(45,939)	-
Accounts not sold	82,776	90,187
Allowance for doubtful accounts	(1,276)	(28,224)
	$81,500	$61,963

The allowance for doubtful accounts was $1,276 and $28,224 as of December 31, 2010 and 2009, respectively.  A summary of changes in this reserve account are as follows:

	Balance,	Additions			Balance,
	Beginning of	Charged to	Charged to		End of
	Year	Cost or Expense	Other Accounts	Deductions	Year
Accounts Receivable -
Allowance for doubtful accounts
2009	$28,224	$-	$-	$-	$28,224
2010	28,224	-	(224)	(26,724)	1,276